BUSINESS COMBINATION AND ASSET ACQUISITION (Details Narrative) $ in Millions	Nov. 20, 2024 USD ($)	Nov. 20, 2024 SGD ($)	Apr. 03, 2023 USD ($)	Apr. 03, 2023 JPY (¥)
Aesthetic Healthcare Holdings [Member]
Business Acquisition [Line Items]
Cash consideration	$ 5,725,590	$ 7.8
Kijimadairakanko Inc [Member]
Business Acquisition [Line Items]
Cash consideration			$ 7,029	¥ 1,026,152
Business combination purchase consideration preexisting loans			$ 705,528
Aesthetic Healthcare Holdings Pte Ltd [Member]
Business Acquisition [Line Items]
Equity interest	100.00%	100.00%
Kijimadairakanko Inc [Member]
Business Acquisition [Line Items]
Equity interest			100.00%	100.00%
Business combination purchase consideration preexisting loans			$ 705,528	¥ 103,000,000